Loans and Borrowings - Summary of Changes in Cash Flows from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 216,584	$ 203,955	$ 25,584
Proceeds from issuance of convertible notes (excluding equity component)			191,127
Proceeds from bank loans	2,168	1,169	191
Repayment of bank loans (refer note 28)	(749)	(479)	(505)
Direct cost incurred in relation to convertible notes (excluding equity component)			(5,434)
Acquired thourgh business combination	199
Additions to lease liabilities	7,255	1,804	1,277
Adjustment due to modifications	(1,435)	(1,053)	(8,564)
Payment of lease liabilites	(2,415)	(1,771)	(2,045)
Interest accrued	16,621	15,313	3,864
Interest paid	(1,743)	(1,647)	(1,983)
Effect of change in foreign exchange rates	(1,321)	(707)	443
Ending balance	235,164	216,584	203,955
Secured Bank Loans [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,392	735	1,031
Proceeds from bank loans	2,168	1,169	191
Repayment of bank loans (refer note 28)	(749)	(479)	(505)
Interest accrued	189	78	116
Interest paid	(189)	(78)	(116)
Effect of change in foreign exchange rates	(144)	(33)	18
Ending balance	2,667	1,392	735
Convertible Notes [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	201,240	187,574
Proceeds from issuance of convertible notes (excluding equity component)			191,127
Direct cost incurred in relation to convertible notes (excluding equity component)			(5,434)
Interest accrued	14,878	13,666	1,881
Ending balance	216,118	201,240	187,574
Lease Liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	13,952	15,646	24,553
Acquired thourgh business combination	199
Additions to lease liabilities	7,255	1,804	1,277
Adjustment due to modifications	(1,435)	(1,053)	(8,564)
Payment of lease liabilites	(2,415)	(1,771)	(2,045)
Interest accrued	1,554	1,569	1,867
Interest paid	(1,554)	(1,569)	(1,867)
Effect of change in foreign exchange rates	(1,177)	(674)	425
Ending balance	$ 16,379	$ 13,952	$ 15,646